Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss) and Stockholders' Equity [Abstract]
Other Comprehensive Income (Loss)

NOTE 2 Other Comprehensive Loss

The components of other comprehensive loss and the related tax effects were as follows:

	For the years ended December 31,
	2011			2010			2009
(Dollars in thousands) Securities available for sale:	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
Gross unrealized losses arising during the period	$(70)	0	(70)	(1,142)	(453)	(689)	(1,490)	(632)	(858)
Less reclassification of net gains included in net loss	0	0	0	0	0	0	5	2	3

Net unrealized losses arising during the period	(70)	0	(70)	(1,142)	(453)	(689)	(1,495)	(634)	(861)

Other comprehensive loss	$(70)	0	(70)	(1,142)	(453)	(689)	(1,495)	(634)	(861)